Condensed Balance Sheet (Parenthetical)	Sep. 30, 2020 $ / shares shares
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Subject to possible redemption, shares	32,934,983
Redemption value per share (in Dollars per share) | $ / shares	$ 10.00
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, authorized	380,000,000
Common stock, issued	1,565,017
Common stock, outstanding	1,565,017
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, authorized	20,000,000
Common stock, issued	8,625,000
Common stock, outstanding	8,625,000